September 12, 2006
VIA EDGAR AND OVERNIGHT COURIER
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention:	Derek B. Swanson
Division of Corporation Finance

Re:	Shutterfly, Inc.
Amendment No. 3 to Registration Statement on Form S-1
Registration No. 333-135426

Dear Mr. Swanson:
     On behalf of Shutterfly, Inc. (“Shutterfly” or the “Company”), we are transmitting herewith Amendment No. 3 to Registration Statement on Form S-1 (Registration No. 333-135426) originally filed by the Company with the Securities and Exchange Commission (the “Commission”) on June 29, 2006 (the “Registration Statement”). In this letter, we respond to the comments of the staff (the “Staff”) of the Commission contained in your letter dated September 11, 2006. The numbered paragraphs below correspond to the numbered comments in that letter; your comments are presented in bold italics. We have also enclosed with the copy of this letter that is being transmitted via overnight courier a copy of the amendment in paper format, which is marked to show changes from Amendment No. 2 to the Registration Statement. In addition to addressing the comments raised by the Staff in its letter, the Company has revised Amendment No. 2 to the Registration Statement to update other disclosure.
Amendment No. 2 to Form S-1
Legal Proceedings, page 70
1.	Provide more background information relating to plaintiff’s claims that (a) he is entitled to exercise 15,535 options and (b) he was damaged by having to pay withholding taxes to exercise 277,139 options in 2005. It is unclear why he believes he is entitled to exercise the options and should not have been required to pay withholding taxes.
     The Company has added language on page 70 of Amendment No. 3 to the Registration Statement (“Amendment No. 3”) to provide additional background information regarding the plaintiff’s claims as requested by the Staff.
Certain Relationships and Related Party Transactions, page 85
Sales of Stock in this Offering, page 86

Derek B. Swanson
Securities and Exchange Commission
September 12, 2006

2.	We note that you have omitted the number of shares to be sold by the selling security holders listed on pages 86 and 89. It appears, however, that the omitted information is not covered by Securities Act Rules 430 or 430A. Please revise to disclose the amount of shares to be offered by each of the selling shareholders, as well as the number and percentage of shares that each selling shareholder will beneficially own after the offering.
     The Company has included the number of shares to be sold by the selling stockholders on pages 86 and 89 of Amendment No. 3.
Underwriting, page 96
3.	Your disclosure on page 98, that certain shares may be offered outside the United States, is inconsistent with your disclosure at the end of the prospectus that “no action is being taken in any jurisdiction outside the United States to permit a public offering of the common stock or possession or distribution of this prospectus in that jurisdiction.” Please revise, or alternatively, advise us why the two statements are consistent.
     The Company has added disclosure on page 98 of Amendment No. 3 to clarify that certain shares may be offered outside of the United States despite the fact that no action is being taken in any jurisdiction outside the United States to permit a public offering of the Company's common stock or possession or distribution of the prospectus in that jurisdiction.

     Please feel free to contact the undersigned at (650) 610-5212 should you have any questions or comments.
Sincerely,
/s/ Stephen E. Recht
Stephen E. Recht

cc:	Gordon K. Davidson, Esq.
Daniel A. Dorosin, Esq.
Robert A. Freedman, Esq.
Kevin P. Kennedy, Esq.